EMPLOYEE BENEFITS - Monte Carlo simulation pricing model (Details) - Forecast [member]	Oct. 20, 2024 yr R / shares	Oct. 22, 2023 yr R / shares	Dec. 02, 2022 yr R / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of 80% performance shares	R 7.34	R 10.49	R 4.12
Weighted average fair value of 20% retention shares	R 12.32	R 18.67	R 5.49
Expected term (years) | yr	3	3	3
Grant date share price of DRDGold share	R 13.55	R 19.43	R 6.15
Expected dividend yield	3.15%	1.33%	3.81%
Expected volatility	60.20%	63.07%	53.80%
Expected risk free rate	5.78%	3.82%	6.80%